Risk Management Activities - Outstanding commodity derivative instruments designated as hedging instruments (Details) - Electricity - Cash flow hedges - Commodity risk management - MWh	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	95,000	222,000
Notional amount purchased	0	0